Borrowings (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)
Borrowings [Line Items]
Short-term loans	$ 702,184	$ 493,054
Interest expense on short term loans	15,431	17,073
Long-term loans	$ 807,229		¥ 5,857,815
Bank Loans [Member]
Borrowings [Line Items]
Bear interest rate	6.00%		6.00%
Long-term loans	$ 96,264	110,798
Interest expenses	$ 5,808	6,106
Car Loan [Member]
Borrowings [Line Items]
Bear interest rate	18.00%		18.00%
Long-term loans		27,660
Interest expenses	449	1,356
Jun Zheng [Member]
Borrowings [Line Items]
Short-term loans	$ 13,780	90,024
Interest rate	6.00%		6.00%
Third Party [Member]
Borrowings [Line Items]
Short-term loans	$ 688,404	$ 403,030
Minimum [Member] | Third Party [Member]
Borrowings [Line Items]
Interest rate	6.00%		6.00%